Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on Total Shareholder Return(4) ($)	Net Income (Loss) ($ in Millions)
2024	1,406,801	1,032,728	933,947	627,971	0.26	(9.0)
2023	1,255,188	1,219,056	923,451	886,422	1.80	(8.7)
2022	1,966,799	941,195	1,627,805	687,668	6.24	(9.4)

(1)
Michael Myers was our PEO for each year presented. Denise Carter and Gordon Dunn were our Non-PEO NEOs for each year presented. See footnote 1 of “Summary Compensation Table for Fiscal 2024”.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table, with equity values calculated in accordance with FASB ASC Topic 718.

Year		Summary Compensation Table Total ($)	Exclusion of Option Awards ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to ($)
2024	PEO	1,406,801	(353,013)	(21,060)	1,032,728
	Other NEOS Average	933,947	(288,015)	(17,961)]	627,971
The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table, with fair values calculated in accordance with FASB ASC Topic 718:
Year		Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Total — Inclusion of Equity Values ($)
2024	PEO	289,078	(248,708)	0	(61,431)	0	(21,060)
	Other NEOS Average	235,852	(203,442)	0	(50,371)	0	(17,961)

(4)
TSR is determined based on the value of an initial fixed investment of $100 in Quoin’s ADSs at December 31, 2021.

Named Executive Officers, Footnote	(1) Michael Myers was our PEO for each year presented. Denise Carter and Gordon Dunn were our Non-PEO NEOs for each year presented. See footnote 1 of “Summary Compensation Table for Fiscal 2024”.
PEO Total Compensation Amount	$ 1,406,801	$ 1,255,188	$ 1,966,799
PEO Actually Paid Compensation Amount	$ 1,032,728	1,219,056	941,195
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table, with equity values calculated in accordance with FASB ASC Topic 718.

Year		Summary Compensation Table Total ($)	Exclusion of Option Awards ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to ($)
2024	PEO	1,406,801	(353,013)	(21,060)	1,032,728
	Other NEOS Average	933,947	(288,015)	(17,961)]	627,971
The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table, with fair values calculated in accordance with FASB ASC Topic 718:
Year		Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Total — Inclusion of Equity Values ($)
2024	PEO	289,078	(248,708)	0	(61,431)	0	(21,060)
	Other NEOS Average	235,852	(203,442)	0	(50,371)	0	(17,961)

Non-PEO NEO Average Total Compensation Amount	$ 933,947	923,451	1,627,805
Non-PEO NEO Average Compensation Actually Paid Amount	$ 627,971	886,422	687,668
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table, with equity values calculated in accordance with FASB ASC Topic 718.

Year		Summary Compensation Table Total ($)	Exclusion of Option Awards ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to ($)
2024	PEO	1,406,801	(353,013)	(21,060)	1,032,728
	Other NEOS Average	933,947	(288,015)	(17,961)]	627,971
The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table, with fair values calculated in accordance with FASB ASC Topic 718:
Year		Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Total — Inclusion of Equity Values ($)
2024	PEO	289,078	(248,708)	0	(61,431)	0	(21,060)
	Other NEOS Average	235,852	(203,442)	0	(50,371)	0	(17,961)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 0.26	1.8	6.24
Net Income (Loss)	$ (9,000,000)	$ (8,700,000)	$ (9,400,000)
PEO Name	Michael Myers
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table, with fair values calculated in accordance with FASB ASC Topic 718:
Year		Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Total — Inclusion of Equity Values ($)
2024	PEO	289,078	(248,708)	0	(61,431)	0	(21,060)
	Other NEOS Average	235,852	(203,442)	0	(50,371)	0	(17,961)

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (353,013)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,060)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	289,078
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,708)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,431)
PEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(288,015)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,961)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	235,852
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(203,442)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,371)
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0